JOINT VENTURES AND ASSOCIATES - Summarized balance sheet (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Summarised balance sheet
Cash and cash equivalents	$ 32,695,079	$ 44,473,270
Total current assets	308,311,497	408,668,037
Intangible assets	181,173,079	176,893,136	$ 173,783,956
Property, plant and equipment	74,575,386	74,573,278	$ 67,853,835
Total non-current assets	455,333,583	443,880,157
Total current liabilities	337,985,971	329,309,095
Total non-current liabilities	130,440,547	171,858,247
Trigall Genetics S.A.
Summarised balance sheet
Cash and cash equivalents	331,201	450,687
Other current assets	5,278,565	6,429,065
Total current assets	5,609,766	6,879,752
Intangible assets	19,019,926	17,122,954
Investments in joint ventures and associates	3,935,124	3,623,325
Total non-current assets	22,955,050	20,746,279
Other current liabilities	1,677,894	1,832,719
Total current liabilities	1,677,894	1,832,719
Financial liabilities	24,363,613	22,318,949
Other non- current liabilities	1,229,668	653,604
Total non-current liabilities	25,593,281	22,972,553
Net assets	1,293,641	2,820,759
Synertech Industrias S.A.
Summarised balance sheet
Cash and cash equivalents	1,346,714	3,086
Other current assets	9,081,341	55,960,505
Total current assets	10,428,055	55,963,591
Property, plant and equipment	10,065,936	11,195,394
Other non- current assets	43,632,401
Total non-current assets	53,698,337	11,195,394
Financial liabilities	21,927,582	19,015,285
Other current liabilities	6,667,724	8,595,232
Total current liabilities	28,595,306	27,610,517
Other non- current liabilities	1,246,318	3,447,008
Total non-current liabilities	1,246,318	3,447,008
Net assets	$ 34,284,768	$ 36,101,460